Tax - Summary of Deferred Tax Balance After Offset of Assets and Liabilities (Detail) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Changes in deferred tax liability (asset) [abstract]
Deferred tax assets	$ 66	$ 63	$ 78
Deferred tax liabilities	(118)	(124)	(95)
Deferred tax liability asset	$ (52)	$ (61)	$ (17)